SENIOR NOTES AND LOANS (Details 1) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Subsidiary Senior Notes Due 2019 [Member] USD ($)	Jun. 30, 2012 Subsidiary Senior Notes Due 2019 [Member] EUR (€)	Jun. 30, 2012 Subsidiary Senior Notes Due 2018 [Member] USD ($)	Jun. 30, 2012 Subsidiary Senior Notes Due 2018 [Member] CHF
Debt Instrument [Line Items]
Debt instrument issuer	Teva Pharmaceutical Finance IV B.V.	Teva Pharmaceutical Finance IV B.V.	Teva Pharmaceutical Finance V B.V.	Teva Pharmaceutical Finance V B.V.
Original principal amount of debt instrument	$ 1,316	€ 1,000	$ 493	450
Debt instrument maturity year	Apr. 01, 2019	Apr. 01, 2019	Oct. 01, 2018	Oct. 01, 2018
Debt instrument stated interest rate percentage	2.875%	2.875%	1.50%	1.50%